COMMON STOCK, STOCK OPTIONS AND WARRANTS (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Risk-free interest rate	1.93%		1.14%	1.83%
Expected dividend yield		0.00%	0.00%	0.00%
Forfeiture rate		0.00%	0.00%	0.00%
Expected volatility	76.00%		73.00%	54.00%
Minimum [Member]
Risk-free interest rate		0.95%	1.37%
Expected term	4 years 7 days	4 years 9 months	2 years 6 months	5 years
Expected volatility		57.00%	53.00%
Maximum [Member]
Risk-free interest rate		1.40%	1.52%
Expected term	4 years 3 months 26 days	9 years	6 years	6 years
Expected volatility		74.00%	58.00%